Note 10 - Equity (Details) - Warrants - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrants [Abstract]
Number of Units	90,000
Weighted Average Remaining Contractual Term (in years)	3 years 328 days
Granted		90,000
Granted	$ 8.13
Number of Units		90,000
Weighted Average Exercise Price	$ 8.13